Quarterly Holdings Report
for
Fidelity® SAI Emerging Markets Index Fund
July 31, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
SV6-NPRT3-0924
1.9867763.108
Common Stocks - 96.4%
	Shares	Value ($)
Brazil - 2.9%
Ambev SA	3,669,098	7,511,851
Atacadao SA	491,700	804,990
B3 SA - Brasil Bolsa Balcao	4,390,540	8,422,223
Banco Bradesco SA	1,229,212	2,440,538
Banco BTG Pactual SA unit	916,300	5,282,841
Banco do Brasil SA	1,333,410	6,259,034
BB Seguridade Participacoes SA	542,758	3,374,875
BRF SA (a)	457,200	1,702,330
Caixa Seguridade Participacoes	465,400	1,186,508
CCR SA	784,612	1,717,334
Centrais Eletricas Brasileiras SA (Electrobras)	942,397	6,592,939
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	345,300	5,386,928
Companhia Siderurgica Nacional SA (CSN)	515,700	1,081,337
Cosan SA	948,324	2,241,647
CPFL Energia SA	178,200	1,023,300
Energisa SA unit	190,300	1,478,016
Eneva SA (a)	370,300	826,868
ENGIE Brasil Energia SA	158,020	1,235,686
Equatorial Energia SA	825,192	4,761,944
Hapvida Participacoes e Investimentos SA (a)(b)	3,808,443	2,740,444
Hypera SA (a)	296,300	1,508,701
Klabin SA unit	641,400	2,504,977
Localiza Rent a Car SA	715,304	5,542,953
Localiza Rent a Car SA rights 8/1/24 (a)	6,914	14,167
Lojas Renner SA	750,501	1,759,438
Natura & Co. Holding SA	700,426	1,848,848
Petroleo Brasileiro SA - Petrobras (ON)	2,905,308	20,854,381
PRIO SA	624,200	5,302,690
Raia Drogasil SA	1,001,660	4,887,744
Rede D'Oregon Sao Luiz SA (b)	444,817	2,169,762
Rumo SA	1,008,600	3,949,770
Sendas Distribuidora SA (a)	1,052,500	1,827,312
Suzano SA	608,012	5,789,720
Telefonica Brasil SA	320,900	2,752,201
TIM SA	658,800	2,037,148
Totvs SA	432,600	2,122,407
Ultrapar Participacoes SA	564,238	2,215,593
Vale SA	2,644,773	28,817,722
Vibra Energia SA	782,549	3,204,271
Weg SA	1,304,380	11,682,839
TOTAL BRAZIL		176,864,277
Chile - 0.4%
Banco de Chile	35,299,956	4,205,450
Banco de Credito e Inversiones	59,435	1,737,979
Banco Santander Chile	51,221,213	2,550,524
Cencosud SA	992,222	1,834,063
Compania Sud Americana de Vapores SA	11,939,732	820,554
Empresas CMPC SA	876,806	1,522,978
Empresas COPEC SA	303,287	2,112,343
Enel Americas SA	16,652,207	1,558,479
Enel Chile SA	21,500,828	1,228,130
Falabella SA (a)	681,043	2,255,983
LATAM Airlines Group SA	117,483,699	1,454,397
TOTAL CHILE		21,280,880
China - 23.9%
360 Security Technology, Inc. (A Shares)	339,300	351,531
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	98,600	180,409
AAC Technology Holdings, Inc.	559,633	2,045,031
Accelink Technologies Co. Ltd. (A Shares)	35,400	166,219
ACM Research Shanghai, Inc. (A Shares)	13,744	172,853
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	29,372	639,534
AECC Aero-Engine Control Co. Ltd. (A Shares)	58,500	176,884
AECC Aviation Power Co. Ltd.	126,700	697,752
Agricultural Bank of China Ltd.:
(A Shares)	4,095,900	2,603,993
(H Shares)	21,308,297	9,545,689
Aier Eye Hospital Group Co. Ltd. (A Shares)	443,199	679,554
AIMA Technology Group Co. Ltd.	38,400	148,606
Air China Ltd.:
(A Shares) (a)	473,500	478,107
(H Shares) (a)	190,000	86,089
Airtac International Group	108,926	2,804,375
Akeso, Inc. (a)(b)(c)	472,000	2,555,482
Alibaba Group Holding Ltd.	12,102,116	119,087,540
Alibaba Health Information Technology Ltd. (a)(c)	4,387,000	1,858,601
Aluminum Corp. of China Ltd.:
(A shares)	578,100	552,497
(H Shares)	3,132,000	1,755,846
Amlogic Shanghai Co. Ltd. (A Shares)	18,568	169,818
Angel Yeast Co. Ltd. (A Shares)	38,600	160,073
Anhui Conch Cement Co. Ltd.:
(A Shares)	187,700	628,375
(H Shares)	961,400	2,347,864
Anhui Gujing Distillery Co. Ltd.:
(A Shares)	18,600	484,879
(B Shares)	90,457	1,206,425
Anhui Jianghuai Automobile Group Corp. Ltd. (A Shares)	97,100	271,136
Anhui Kouzi Distillery Co. Ltd. (A Shares)	26,600	140,705
Anhui Yingjia Distillery Co. Ltd. (A Shares)	29,600	214,218
Anjoy Foods Group Co. Ltd. (A Shares)	13,000	142,879
Anker Innovations Technology Co. Ltd. (A Shares)	23,530	177,198
Anta Sports Products Ltd.	991,200	8,893,441
Asymchem Laboratories Tianjin Co. Ltd. (A Shares)	15,260	156,706
Autobio Diagnostics Co. Ltd.	26,000	151,612
Autohome, Inc. ADR Class A	52,904	1,319,426
Avary Holding Shenzhen Co. Ltd. (A Shares)	108,900	562,318
AVIC Capital Co. Ltd. (A Shares)	391,700	130,752
AviChina Industry & Technology Co. Ltd. (H Shares)	1,947,000	951,962
Avicopter PLC (A Shares)	34,000	198,497
BAIC BluePark New Energy Technology Co. Ltd. (A Shares) (a)	261,400	347,218
Baidu, Inc. Class A (a)	1,772,424	19,651,944
Bank of Beijing Co. Ltd. (A Shares)	991,025	731,627
Bank of Changsha Co. Ltd. (A Shares)	177,600	185,232
Bank of Chengdu Co. Ltd. (A Shares)	183,500	371,079
Bank of China Ltd.:
(A Shares)	1,494,900	964,886
(H Shares)	61,893,464	27,568,590
Bank of Communications Co. Ltd.:
(A Shares)	1,838,600	1,874,316
(H Shares)	6,792,176	4,937,962
Bank of Hangzhou Co. Ltd. (A Shares)	282,400	526,487
Bank of Jiangsu Co. Ltd. (A Shares)	864,243	920,534
Bank of Nanjing Co. Ltd. (A Shares)	486,500	679,911
Bank of Ningbo Co. Ltd. (A Shares)	310,320	923,685
Bank of Shanghai Co. Ltd. (A Shares)	671,380	677,913
Bank of Suzhou Co. Ltd.	162,100	161,657
Baoshan Iron & Steel Co. Ltd. (A Shares)	1,041,700	981,136
BeiGene Ltd. (a)	531,732	6,765,093
Beijing Enlight Media Co. Ltd. (A Shares)	132,100	141,253
Beijing Enterprises Holdings Ltd.	392,427	1,303,427
Beijing Enterprises Water Group Ltd.	3,134,000	966,733
Beijing Kingsoft Office Software, Inc. (A Shares)	21,025	613,415
Beijing New Building Materials PLC (A Shares)	75,200	270,709
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	55,800	100,243
Beijing Roborock Technology Co. Ltd. (A Shares)	6,046	263,487
Beijing Tiantan Biological Products Corp. Ltd. (A Shares)	87,960	302,876
Beijing Tongrentang Co. Ltd. (A Shares)	65,900	340,373
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. (A Shares)	47,812	456,216
Beijing Yanjing Brewery Co. Ltd. (A Shares)	125,000	163,267
Beijing-Shanghai High Speed Railway Co. Ltd. (A Shares)	2,292,600	1,816,361
Beiqi Foton Motor Co. Ltd. (A Shares) (a)	355,900	140,492
Bethel Automotive Safety Systems Co. Ltd. (A Shares)	27,020	156,662
Bilibili, Inc. Class Z (a)	179,141	2,725,831
Bloomage Biotechnology Corp. Ltd. (A Shares)	21,442	184,105
BOC Aviation Ltd. Class A (b)	162,200	1,423,144
BOC International China Co. Ltd.	123,000	160,314
BOE Technology Group Co. Ltd. (A Shares)	1,763,200	962,223
Bosideng International Holdings Ltd.	2,978,000	1,490,363
By-Health Co. Ltd. (A Shares)	75,500	141,698
BYD Co. Ltd.:
(A Shares)	84,800	2,901,740
(H Shares)	810,300	23,988,750
BYD Electronic International Co. Ltd.	614,000	2,389,090
C&D International Investment Group Ltd. (c)	562,299	942,821
Caitong Securities Co. Ltd.	205,900	196,496
Cambricon Technologies Corp. Ltd. (A Shares) (a)	19,555	715,218
Cathay Biotech, Inc. (A Shares)	25,891	140,720
CGN Power Co. Ltd.:
(A Shares)	712,000	461,534
(H Shares) (b)	8,276,447	3,379,287
Changchun High & New Technology Industry Group, Inc. (A Shares)	18,000	236,377
Changjiang Securities Co. Ltd. (A Shares)	245,300	175,997
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. (A Shares)	12,700	219,390
Chaozhou Three-Circle Group Co. (A Shares)	92,700	420,503
Chifeng Jilong Gold Mining Co. Ltd. (A Shares)	73,800	200,350
China Baoan Group Co. Ltd. (A Shares)	114,600	133,810
China CITIC Bank Corp. Ltd. (H Shares)	6,943,051	4,158,979
China Coal Energy Co. Ltd. (H Shares)	1,599,000	1,620,930
China Communications Services Corp. Ltd. (H Shares)	1,864,000	959,097
China Construction Bank Corp.:
(A Shares)	504,400	519,788
(H Shares)	74,634,000	52,253,400
China CSSC Holdings Ltd. (A Shares)	209,800	1,190,845
China Eastern Airlines Corp. Ltd. (A Shares) (a)	810,900	448,144
China Energy Engineering Corp. Ltd. (A Shares) (a)	1,484,000	454,260
China Everbright Bank Co. Ltd.:
(A Shares)	2,067,500	904,921
(H Shares)	2,614,000	789,602
China Feihe Ltd. (b)	2,837,000	1,285,444
China Film Co. Ltd. (A Shares) (a)	81,600	121,387
China Galaxy Securities Co. Ltd.:
(A Shares)	326,300	492,179
(H Shares)	2,767,500	1,416,897
China Gas Holdings Ltd.	2,117,100	1,926,644
China Great Wall Securities Co. Ltd. (A Shares)	178,900	174,198
China Greatwall Technology Group Co. Ltd. (A Shares)	143,400	172,404
China Hongqiao Group Ltd.	2,211,200	2,756,624
China Huishan Dairy Holdings Co. Ltd. (a)(d)	2,302,000	3
China International Capital Corp. Ltd.	110,800	464,240
China International Capital Corp. Ltd. (H Shares) (b)	1,200,600	1,338,465
China Jushi Co. Ltd. (A Shares)	177,614	261,756
China Life Insurance Co. Ltd.:
(A Shares)	115,300	514,237
(H Shares)	5,827,747	8,100,672
China Literature Ltd. (a)(b)(c)	319,500	1,036,667
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,457,000	2,207,663
China Mengniu Dairy Co. Ltd.	2,449,000	4,106,299
China Merchants Bank Co. Ltd.:
(A Shares)	1,015,000	4,601,399
(H Shares)	2,979,421	12,393,836
China Merchants Energy Shipping Co. Ltd. (A Shares)	385,100	416,050
China Merchants Expressway Network & Technology Holdings Co. Ltd. (A Shares)	206,800	352,890
China Merchants Holdings International Co. Ltd.	980,242	1,442,852
China Merchants Securities Co. Ltd. (A Shares)	352,450	726,404
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	413,800	503,799
China Minmetals Rare Earth Co. Ltd. (A Shares)	47,200	154,942
China Minsheng Banking Corp. Ltd.:
(A Shares)	1,602,100	787,763
(H Shares)	5,262,061	1,865,633
China National Building Materials Co. Ltd. (H Shares)	3,552,000	1,177,506
China National Chemical Engineering Co. Ltd. (A Shares)	293,808	304,806
China National Medicines Corp. Ltd. (A Shares)	33,400	155,903
China National Nuclear Power Co. Ltd. (A Shares)	883,600	1,349,923
China National Software & Service Co. Ltd. (A Shares) (a)	38,210	163,536
China Northern Rare Earth Group High-Tech Co. Ltd.	173,000	418,857
China Oilfield Services Ltd. (H Shares)	1,418,000	1,250,507
China Overseas Land and Investment Ltd.	2,978,702	4,826,711
China Pacific Insurance (Group) Co. Ltd.	336,300	1,376,456
China Pacific Insurance (Group) Co. Ltd. (H Shares)	2,025,228	5,391,725
China Petroleum & Chemical Corp.:
(A Shares)	1,462,500	1,314,675
(H Shares)	19,014,704	12,217,541
China Power International Development Ltd.	3,852,619	1,814,656
China Railway Group Ltd.:
(A Shares)	948,000	816,726
(H Shares)	3,292,000	1,605,371
China Railway Signal & Communications Corp. (A Shares)	321,770	260,723
China Resource Gas Group Ltd.	720,000	2,442,131
China Resources Beer Holdings Co. Ltd.	1,262,644	3,927,990
China Resources Land Ltd.	2,494,812	7,488,092
China Resources Microelectronics Ltd. (A Shares)	63,960	352,235
China Resources Mixc Lifestyle Services Ltd. (b)(c)	534,400	1,501,383
China Resources Pharmaceutical Group Ltd. (b)	1,473,000	1,006,780
China Resources Power Holdings Co. Ltd.	1,496,940	4,119,394
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. (A Shares)	61,270	350,320
China Ruyi Holdings Ltd. (a)(c)	4,964,000	1,327,910
China Shenhua Energy Co. Ltd.:
(A Shares)	367,385	2,022,723
(H Shares)	2,547,702	10,614,270
China Southern Airlines Ltd.:
(A Shares) (a)	442,500	362,838
(H Shares) (a)	140,000	51,428
China State Construction Engineering Corp. Ltd. (A Shares)	1,946,340	1,504,287
China State Construction International Holdings Ltd.	1,567,500	2,190,891
China Taiping Insurance Group Ltd.	1,121,255	1,195,473
China Three Gorges Renewables Group Co. Ltd. (A Shares)	1,353,300	910,979
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	88,300	839,124
(H Shares) (b)(c)	91,400	645,767
China Tower Corp. Ltd. (H Shares) (b)	34,467,000	4,235,115
China United Network Communications Ltd. (A Shares)	1,500,800	977,009
China Vanke Co. Ltd.:
(A Shares)	469,900	461,455
(H Shares) (c)	1,698,900	932,858
China XD Electric Co. Ltd. (A Shares)	229,100	227,204
China Yangtze Power Co. Ltd. (A Shares)	1,141,200	4,719,863
China Zhenhua (Group) Science & Technology Co. Ltd. (A Shares)	24,700	138,831
China Zheshang Bank Co. Ltd.	1,033,050	403,504
Chongqing Brewery Co. Ltd. (A Shares)	21,500	184,513
Chongqing Changan Automobile Co. Ltd. (A Shares)	388,674	785,450
Chongqing Rural Commercial Bank Co. Ltd. (A Shares)	423,500	303,265
Chongqing Zhifei Biological Products Co. Ltd. (A Shares)	113,450	445,173
Chow Tai Fook Jewellery Group Ltd.	1,558,400	1,416,210
CITIC Pacific Ltd.	4,522,941	4,173,945
CITIC Pacific Special Steel Group Co. Ltd.	154,800	266,943
CITIC Securities Co. Ltd.:
(A Shares)	532,800	1,461,192
(H Shares)	1,307,590	1,968,201
Cmoc Group Ltd.:
(A Shares)	808,400	836,421
(H Shares)	2,926,000	2,333,205
CNGR Advanced Material Co. Ltd.	41,720	172,491
CNOOC Energy Technology & Services Ltd. (A Shares)	308,000	164,671
CNPC Capital Co. Ltd. (A Shares)	401,700	310,466
Contemporary Amperex Technology Co. Ltd.	205,320	5,298,406
COSCO Shipping Development Co. Ltd. (A Shares)	439,700	149,211
COSCO Shipping Energy Transportation Co. Ltd.:
(A Shares)	156,800	334,460
(H Shares) (c)	1,020,000	1,224,598
COSCO SHIPPING Holdings Co. Ltd.:
(A Shares)	571,720	1,041,327
(H Shares)	2,270,300	3,237,121
Cosco Shipping Ports Ltd.	32,316	19,234
CRRC Corp. Ltd.:
(A Shares)	1,120,600	1,184,276
(H Shares)	3,424,000	2,121,141
CSC Financial Co. Ltd. (A Shares)	205,700	566,977
CSPC Innovation Pharmaceutical Co. Ltd. (A Shares)	62,520	212,593
CSPC Pharmaceutical Group Ltd.	6,495,608	4,838,751
CSSC Science & Technology Co. Ltd. (a)	66,900	123,148
Daqin Railway Co. Ltd. (A Shares)	824,900	796,365
DaShenLin Pharmaceutical Group Co. Ltd.	50,573	92,183
Datang International Power Generation Co. Ltd. (A Shares)	569,200	235,729
Dong-E-E-Jiao Co. Ltd. (A Shares)	28,900	195,702
Dongfang Electric Corp. Ltd. (A Shares)	123,600	279,736
Dongxing Securities Co. Ltd. (A Shares)	142,900	173,980
East Money Information Co. Ltd. (A Shares)	745,508	1,150,311
Eastroc Beverage Group Co. Ltd.	15,100	488,320
Ecovacs Robotics Co. Ltd. Class A	26,000	148,227
Empyrean Technology Co. Ltd. (A Shares)	16,100	175,590
ENN Energy Holdings Ltd.	615,843	4,327,458
ENN Natural Gas Co. Ltd. (A Shares)	122,400	332,797
Eoptolink Technology, Inc. Ltd. (A Shares)	33,200	458,792
Eve Energy Co. Ltd. (A shares)	96,574	513,519
Everbright Securities Co. Ltd. (A Shares)	179,458	377,322
Everdisplay Optronics Shanghai Co. Ltd. (A Shares) (a)	520,989	146,488
Far East Horizon Ltd.	1,517,000	1,034,912
FAW Jiefang Group Co. Ltd. (A Shares)	138,000	161,898
First Capital Securities Co. Ltd. (A Shares)	185,900	136,211
Flat Glass Group Co. Ltd. (c)	344,000	498,420
Flat Glass Group Co. Ltd. (A Shares)	83,200	217,226
Focus Media Information Technology Co. Ltd. (A Shares)	658,540	529,039
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	217,776	1,059,960
Fosun International Ltd.	1,916,454	998,351
Founder Securities Co. Ltd. (A Shares)	388,600	418,217
Foxconn Industrial Internet Co. Ltd. (A Shares)	617,997	2,040,659
Fuyao Glass Industries Group Co. Ltd.:
(A Shares)	89,800	559,839
(H Shares) (b)	478,000	2,496,195
GalaxyCore, Inc. (A Shares)	99,404	165,633
Ganfeng Lithium Group Co. Ltd.:
(A Shares)	73,740	287,310
(H Shares) (b)(c)	321,720	676,148
GCL Technology Holdings Ltd. (a)	16,778,000	2,362,237
GD Power Development Co. Ltd. (A Shares)	838,100	645,429
Geely Automobile Holdings Ltd.	4,706,517	4,795,161
GEM Co. Ltd. (A Shares)	228,300	195,738
Genscript Biotech Corp. (a)(c)	910,000	1,448,946
GF Securities Co. Ltd.:
(A Shares)	267,200	464,840
(H Shares)	832,228	715,817
Giant Biogene Holding Co. Ltd. (b)	233,000	1,207,818
Gigadevice Semiconductor Beijing, Inc. (A Shares) (a)	31,660	377,039
Ginlong Technologies Co. Ltd. (A Shares)	17,800	157,173
GoerTek, Inc. (A Shares)	163,000	485,856
Goldwind Science & Technology Co. Ltd. (A Shares)	153,700	170,523
Goneo Group Co. Ltd. (A Shares)	28,855	280,247
Gotion High-tech Co. Ltd. (A Shares)	79,500	215,054
Great Wall Motor Co. Ltd.:
(A Shares)	106,900	349,732
(H Shares)	1,823,000	2,492,002
Gree Electric Appliances, Inc. of Zhuhai (A Shares)	133,400	739,453
GRG Banking Equipment Co. Ltd. (A Shares)	110,600	154,416
Guangdong Haid Group Co. Ltd. (A Shares)	78,800	479,474
Guangdong HEC Technology Holding Co. Ltd. (A Shares)	133,700	128,334
Guangdong Investment Ltd.	2,289,126	1,201,280
Guanghui Energy Co. Ltd. (A Shares)	291,500	245,886
Guangzhou Automobile Group Co. Ltd.	261,900	298,910
Guangzhou Automobile Group Co. Ltd. (H Shares)	2,214,200	816,206
Guangzhou Baiyun International Airport Co. Ltd. (A Shares)	104,000	138,719
Guangzhou Baiyunshan Pharma Health (A Shares)	69,400	281,455
Guangzhou Haige Communications Group (A Shares)	110,800	153,161
Guangzhou Kingmed Diagnostics Group Co. Ltd. (A Shares)	20,800	83,923
Guangzhou Shiyuan Electronic Technology Co. Ltd. (A Shares)	31,600	130,081
Guangzhou Tinci Materials Technology Co. Ltd. (A Shares)	85,700	186,244
Guangzhou Yuexiu Financial Holdings Group Co. Ltd. (A Shares)	185,331	136,821
Guolian Securities Co. Ltd.	106,100	152,983
Guosen Securities Co. Ltd. (A Shares)	308,800	378,101
Guotai Junan Securities Co. Ltd. (A Shares)	343,800	684,767
Guoyuan Securities Co. Ltd. (A Shares)	193,170	177,926
H World Group Ltd. ADR	161,125	4,833,750
Haidilao International Holding Ltd. (b)	1,303,000	2,118,062
Haier Smart Home Co. Ltd.	1,857,800	6,073,920
Haier Smart Home Co. Ltd. (A Shares)	321,900	1,216,753
Hainan Airlines Co. Ltd. (A Shares) (a)	2,054,600	313,039
Hainan Airport Infrastructure Co. Ltd. (A Shares) (a)	505,300	239,361
Haitian International Holdings Ltd.	498,000	1,443,737
Haitong Securities Co. Ltd.:
(A Shares)	426,000	535,174
(H Shares)	2,196,800	1,015,052
Hangzhou First Applied Material Co. Ltd. (A Shares)	116,160	249,704
Hangzhou Greatstar Industrial Co. Ltd. (A Shares)	53,400	180,176
Hangzhou Oxygen Plant Group Co. Ltd. (A Shares)	43,700	117,909
Hangzhou Robam Appliances Co. Ltd. (A Shares)	41,800	125,520
Hangzhou Silan Microelectronics Co. Ltd. (A Shares) (a)	74,300	221,776
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	16,700	123,890
Hansoh Pharmaceutical Group Co. Ltd. (b)	924,000	2,019,995
Haohua Chemical Science & Technology Co. Ltd. (A Shares)	33,800	132,115
Hebei Yangyuan Zhihui Beverage Co. Ltd. (A Shares)	56,100	164,343
Heilongjiang Agriculture Co. Ltd. (A Shares)	78,100	141,385
Henan Shenhuo Coal & Power Co. Ltd. (A Shares)	107,200	244,252
Henan Shuanghui Investment & Development Co. Ltd. (A Shares)	164,600	525,963
Hengan International Group Co. Ltd.	499,900	1,561,218
Hengdian Group DMEGC Magnetics Co. Ltd. (A Shares)	73,000	123,356
Hengli Petrochemical Co. Ltd. (A Shares)	333,720	645,738
Hengtong Optic-electric Co. Ltd. (A Shares)	109,700	236,273
Hengyi Petrochemical Co. Ltd. (A Shares)	162,680	145,561
Hesteel Co. Ltd. (A Shares)	451,700	121,375
Hisense Electric Co. Ltd.	57,900	142,510
Hisense Home Appliances Group Co. Ltd.:
(A Shares) (a)	41,700	171,889
(H Shares) (c)	272,000	879,065
Hithink RoyalFlush Information Network Co. Ltd. (A Shares)	25,700	380,565
HLA Group Corp. Ltd. (A Shares)	220,000	199,896
Horizon Construction Development Ltd. (a)	12,222	2,331
Hoshine Silicon Industry Co. Ltd. (A Shares) (a)	35,100	232,631
Hua Hong Semiconductor Ltd. (b)(c)	460,000	1,218,761
Huadian Power International Corp. Ltd. (A Shares) (d)	402,700	330,761
Huadong Medicine Co. Ltd. (A Shares)	84,500	341,640
Huafon Chemical Co. Ltd. (A Shares)	220,800	236,711
Huagong Tech Co. Ltd. (A Shares)	44,800	179,827
Huaibei Mining Holdings Co. Ltd. (A Shares)	123,000	254,016
Hualan Biological Engineer, Inc. (A Shares)	81,070	185,165
Huaneng Power International, Inc.:
(A Shares)	396,200	436,274
(H Shares)	3,348,186	1,988,466
Huatai Securities Co. Ltd.:
(A Shares)	302,200	556,703
(H Shares) (b)	1,079,800	1,195,501
Huaxia Bank Co. Ltd. (A Shares)	622,858	541,784
Huayu Automotive Systems Co. Ltd. (A Shares)	154,500	333,620
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	40,900	180,657
Huizhou Desay SV Automotive Co. Ltd.	24,700	326,072
Humanwell Healthcare Group Co. Ltd. (A Shares)	72,600	200,411
Hunan Valin Steel Co. Ltd. (A Shares)	306,700	197,535
Hundsun Technologies, Inc. (A Shares)	84,519	214,466
Hwatsing Technology Co. Ltd. (A Shares)	10,570	211,173
Hygeia Healthcare Holdings Co. (b)	295,600	796,429
Hygon Information Technology Co. Ltd. (A Shares)	108,973	1,199,952
IEIT Systems Co. Ltd. (A Shares)	69,772	360,082
iFlytek Co. Ltd. (A Shares)	109,800	604,073
IMEIK Technology Development Co. Ltd. (A Shares)	14,540	353,644
Industrial & Commercial Bank of China Ltd.:
(A Shares)	4,202,400	3,405,110
(H Shares)	48,935,000	27,183,153
Industrial Bank Co. Ltd. (A Shares)	971,200	2,253,208
Industrial Securities Co. Ltd. (A Shares)	382,970	289,624
Ingenic Semiconductor Co. Ltd. (A Shares)	21,400	165,545
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	302,400	1,050,897
Inner Mongolia Baotou Steel Union Co. Ltd. (A Shares) (a)	2,178,100	440,462
Inner Mongolia Dian Tou Energy Corp. Ltd.	107,700	282,237
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. (A Shares)	374,700	194,622
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	826,890	1,499,152
Inner Mongolia Yuan Xing Energy Co. Ltd. (A Shares)	165,900	156,025
Innovent Biologics, Inc. (a)(b)	946,500	4,688,372
iQIYI, Inc. ADR (a)	368,356	1,226,625
iSoftStone Information Technology Group Co. Ltd. (A Shares)	42,350	202,079
JA Solar Technology Co. Ltd. (A Shares)	147,704	220,745
Jason Furniture Hangzhou Co. Ltd. (A Shares)	36,420	128,080
JCET Group Co. Ltd. (A Shares)	85,600	395,884
JCHX Mining Management Co. Ltd. (A Shares)	28,500	163,071
JD Health International, Inc. (a)(b)	869,800	2,421,415
JD Logistics, Inc. (a)(b)	1,548,300	1,595,297
JD.com, Inc. Class A	1,808,050	23,840,227
Jiangsu Eastern Shenghong Co. Ltd.	324,300	356,203
Jiangsu Expressway Co. Ltd. (H Shares)	954,000	907,252
Jiangsu Hengli Hydraulic Co. Ltd.	63,776	404,576
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	298,858	1,747,262
Jiangsu King's Luck Brewery JSC Ltd. (A Shares)	59,600	364,877
Jiangsu Nhwa Pharmaceutical Co. Ltd. (A Shares)	44,900	159,892
Jiangsu Pacific Quartz Co. Ltd. (A Shares)	24,150	95,366
Jiangsu Phoenix Publishing & Media Corp. Ltd.	113,000	161,680
Jiangsu Yanghe Brewery JSC Ltd. (A Shares)	71,400	808,964
Jiangsu Yangnong Chemical Co. Ltd. (A Shares)	18,070	137,732
Jiangsu Yoke Technology Co. Ltd. (A Shares)	21,100	173,014
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. (A Shares)	44,500	229,288
Jiangsu Zhongtian Technology Co. Ltd. (A Shares)	163,400	338,806
Jiangxi Copper Co. Ltd.:
(A Shares)	85,100	252,834
(H Shares)	884,000	1,554,639
Jinduicheng Molybdenum Co. Ltd. (A Shares)	143,400	209,745
Jinko Solar Co. Ltd. (A Shares)	396,987	401,950
Jizhong Energy Resources Co. Ltd. (A Shares)	155,600	122,200
Joincare Pharmaceutical Group Industry Co. Ltd. (A Shares)	84,000	122,863
Jointown Pharmaceutical Group (A Shares)	223,265	142,561
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. (A Shares)	35,000	95,308
Juneyao Airlines Co. Ltd. (A shares)	97,800	154,155
Kangmei Pharmaceutical Co. Ltd. rights (a)(d)	16,959	0
Kanzhun Ltd. ADR	204,520	2,777,382
KE Holdings, Inc. ADR	509,862	7,061,589
Kingdee International Software Group Co. Ltd. (a)	2,243,000	1,800,061
Kingnet Network Co. Ltd. (A Shares)	95,700	124,865
Kingsoft Corp. Ltd.	731,600	2,074,139
Kuaishou Technology Class B (a)(b)	1,812,800	10,162,827
Kuang-Chi Technologies Co. Ltd. (A Shares) (a)	95,800	238,845
Kunlun Energy Co. Ltd.	3,029,000	2,938,725
Kunlun Tech Co. Ltd. (A Shares)	54,000	225,432
Kweichow Moutai Co. Ltd. (A Shares)	58,600	11,535,996
Lb Group Co. Ltd. (A Shares)	116,700	278,829
Lenovo Group Ltd.	6,267,000	8,085,572
Lens Technology Co. Ltd. (A Shares)	236,000	583,483
Lepu Medical Technology Beijing Co. Ltd. (A Shares)	83,400	151,558
Li Auto, Inc. Class A (a)	960,836	9,399,109
Li Ning Co. Ltd.	1,811,000	3,384,245
Liaoning Port Co. Ltd. (A Shares)	832,300	147,560
Lingyi iTech Guangdong Co. (A Shares)	312,900	312,044
Livzon Pharmaceutical Group, Inc. (A Shares)	27,200	138,416
Longfor Properties Co. Ltd. (b)	1,579,595	2,054,140
LONGi Green Energy Technology Co. Ltd.	359,199	721,408
Luxshare Precision Industry Co. Ltd. (A Shares)	335,624	1,777,195
Luzhou Laojiao Co. Ltd. (A Shares)	69,100	1,250,543
Mango Excellent Media Co. Ltd. (A Shares)	83,070	236,677
Maxscend Microelectronics Co. Ltd. (A Shares)	23,828	254,625
Meihua Holdings Group Co. Ltd. (A Shares)	130,100	183,804
Meituan Class B (a)(b)	3,940,420	54,561,697
Metallurgical Corp. China Ltd. (A Shares)	822,500	359,999
MGI Tech Co. Ltd. (A Shares)	18,527	114,707
Midea Group Co. Ltd. (A Shares)	163,300	1,442,156
MINISO Group Holding Ltd.	295,284	1,234,401
MMG Ltd. (a)	3,296,000	1,025,142
Montage Technology Co. Ltd. (A Shares)	54,272	448,023
Muyuan Foodstuff Co. Ltd. (A Shares)	255,854	1,549,352
Nanjing Iron & Steel Co. Ltd.	285,800	178,136
Nanjing Securities Co. Ltd. (A Shares)	163,400	178,796
NARI Technology Co. Ltd. (A Shares)	376,775	1,253,525
National Silicon Industry Group Co. Ltd. (A Shares)	122,787	261,229
NAURA Technology Group Co. Ltd.	25,000	1,186,329
NetEase, Inc.	1,503,120	27,722,912
New China Life Insurance Co. Ltd.	96,700	428,200
New China Life Insurance Co. Ltd. (H Shares)	688,800	1,343,596
New Hope Liuhe Co. Ltd. (A Shares) (a)	201,300	264,041
New Oriental Education & Technology Group, Inc. (a)	1,157,810	7,494,092
Ninestar Corp. (A Shares) (a)	63,000	235,691
Ningbo Deye Technology Co. Ltd. (A Shares)	30,024	403,384
Ningbo Joyson Electronic Corp. (A shares)	62,600	133,268
Ningbo Orient Wires & Cables Co. Ltd. (A Shares)	30,600	216,581
Ningbo Sanxing Medical Electric Co. Ltd.	62,800	256,167
Ningbo Shanshan Co. Ltd. (A Shares)	100,600	107,152
Ningbo Tuopu Group Co. Ltd. (A Shares)	79,315	402,192
Ningxia Baofeng Energy Group Co. Ltd.	348,400	725,295
NIO, Inc. sponsored ADR (a)(c)	1,055,329	4,685,661
Nongfu Spring Co. Ltd. (H Shares) (b)	1,566,400	6,104,927
Offshore Oil Enginering Co. Ltd. (A Shares)	196,800	149,922
OFILM Group Co. Ltd. (A Shares) (a)	145,100	167,011
Oppein Home Group, Inc. (A Shares)	22,480	141,828
Orient Securities Co. Ltd. (A Shares)	365,039	429,770
Oriental Pearl Group Co. Ltd.	149,100	131,138
Pangang Group Vanadium Titanium & Resources Co. Ltd. (A Shares) (a)	411,000	137,764
PDD Holdings, Inc. ADR (a)	464,548	59,875,592
People's Insurance Co. of China Group Ltd.:
(A Shares)	366,200	290,637
(H Shares)	6,978,552	2,349,155
People.cn Co. Ltd. (A Shares)	49,200	134,862
PetroChina Co. Ltd.:
(A Shares)	991,800	1,232,237
(H Shares)	16,415,790	14,308,675
Pharmaron Beijing Co. Ltd. (A Shares)	66,100	202,518
PICC Property & Casualty Co. Ltd. (H Shares)	5,363,568	7,029,821
Ping An Bank Co. Ltd. (A Shares)	910,800	1,295,601
Ping An Insurance Group Co. of China Ltd.:
(A Shares)	526,796	3,105,431
(H Shares)	5,180,641	22,497,565
Pingdingshan Tianan Coal Mining Co. Ltd. A Shares	113,500	165,068
Piotech, Inc. (A Shares)	12,970	229,947
Poly Developments & Holdings (A Shares)	563,600	688,521
Pop Mart International Group Ltd. (b)	366,000	1,941,763
Postal Savings Bank of China Co. Ltd.	1,288,700	862,138
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	6,261,000	3,349,735
Power Construction Corp. of China Ltd. (A Shares)	813,600	619,800
Qifu Technology, Inc. ADR	94,330	1,915,842
Qinghai Salt Lake Potash Co. Ltd. Class A (a)	247,700	533,157
Range Intelligent Computing Technology Group Co. Ltd. (A Shares)	63,900	199,407
Rockchip Electronics Co. Ltd.	18,700	160,354
Rongsheng Petrochemical Co. Ltd. (A Shares)	462,300	580,776
SAIC Motor Corp. Ltd. (A Shares)	366,500	745,209
Sailun Group Co. Ltd. A Shares	150,600	274,928
Sanan Optoelectronics Co. Ltd. (A Shares)	240,100	396,079
Sangfor Technologies, Inc.	18,700	128,055
Sany Heavy Industry Co. Ltd. (A Shares)	400,000	894,768
Satellite Chemical Co. Ltd. (A Shares)	162,030	391,623
SDIC Capital Co. Ltd.	285,000	237,245
SDIC Power Holdings Co. Ltd. (A Shares)	349,400	822,232
Seres Group Co. Ltd. (A Shares) (a)	70,600	778,680
SF Holding Co. Ltd. (A Shares)	230,600	1,119,503
SG Micro Corp. (A Shares)	20,892	228,026
Shaanxi Coal Industry Co. Ltd. (A Shares)	453,400	1,468,891
Shan Xi Hua Yang Group New Energy Co. Ltd.	159,850	158,749
Shandong Gold Mining Co. Ltd.:
(A Shares)	160,944	655,836
(H Shares) (b)	586,750	1,216,630
Shandong Himile Mechanical Science & Technology Co. Ltd. (A Shares)	35,700	181,819
Shandong Hualu Hengsheng Chemical Co. Ltd. (A Shares)	103,400	355,897
Shandong Linglong Tyre Co. Ltd. (A Shares)	65,500	153,413
Shandong Nanshan Aluminum Co. Ltd. (A Shares)	578,400	290,011
Shandong Sun Paper Industry JSC Ltd. (A Shares)	124,200	235,334
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,946,800	984,258
Shanghai Aiko Solar Energy Co. Ltd. (A Shares) (a)	81,420	106,346
Shanghai Baosight Software Co. Ltd.	555,214	908,330
Shanghai Baosight Software Co. Ltd. (A Shares)	105,921	471,526
Shanghai Construction Group Co. Ltd. (A Shares)	390,994	126,725
Shanghai Electric Group Co. Ltd. (A Shares) (a)	562,600	301,570
Shanghai Electric Power Co. Ltd. (A Shares)	123,300	160,535
Shanghai Fosun Pharmaceutical (Group) Co. Ltd.:
(A Shares)	70,800	231,236
(H Shares)	55,500	92,206
Shanghai Friendess Electronic Technology Corp. Ltd. (A Shares)	9,158	185,817
Shanghai International Airport Co. Ltd. (A Shares)	54,900	262,951
Shanghai International Port Group Co. Ltd. (A Shares)	309,343	258,795
Shanghai Jinjiang International Hotels Co. Ltd. (A Shares)	40,500	134,687
Shanghai Lingang Holdings Corp. Ltd. (A Shares)	106,200	141,213
Shanghai M&G Stationery, Inc. (A Shares)	41,300	171,327
Shanghai Moons' Electric Co. Ltd. (A Shares)	18,700	103,967
Shanghai Pharmaceuticals Holding Co. Ltd.:
(A Shares)	144,500	388,282
(H Shares)	515,809	773,761
Shanghai Pudong Development Bank Co. Ltd. (A Shares)	1,371,509	1,595,717
Shanghai Putailai New Energy Technology Co. Ltd.	95,274	171,552
Shanghai RAAS Blood Products Co. Ltd. (A Shares)	321,300	342,673
Shanghai Rural Commercial Bank Co. Ltd. (A Shares)	455,100	419,816
Shanghai United Imaging Healthcare Co. Ltd. (A Shares)	39,037	628,561
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	171,500	129,698
Shanghai Zhangjiang High Ltd. (A Shares)	68,800	186,491
Shanjin International Gold Co. (A Shares)	133,780	329,459
Shanxi Coal International Energy Group Co. Ltd. (A Shares)	88,100	157,414
Shanxi Lu'an Environmental Energy Development Co. Ltd. (A Shares)	141,600	304,980
Shanxi Meijin Energy Co. Ltd. (A Shares) (a)	192,400	117,256
Shanxi Taigang Stainless Steel Co. Ltd. (A Shares) (a)	253,300	125,953
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. (A Shares)	57,260	1,461,925
Shanxi Xishan Coal & Electricity Power Co. Ltd. (A Shares)	270,390	310,098
Shede Spirits Co. Ltd. (A Shares)	14,800	112,480
Shenergy Co. Ltd. (A Shares)	233,600	270,170
Shengyi Technology Co. Ltd.	105,700	286,220
Shennan Circuits Co. Ltd. (A Shares)	22,940	351,642
Shenwan Hongyuan Group Co. Ltd. (A Shares)	1,027,900	652,070
Shenzhen Capchem Technology Co. Ltd. (A Shares)	33,620	153,111
Shenzhen Energy Group Co. Ltd. (A Shares)	210,360	196,673
Shenzhen Goodix Technology Co. Ltd. (A Shares)	20,400	177,362
Shenzhen Inovance Technology Co. Ltd. (A Shares)	63,800	412,240
Shenzhen Kangtai Biological Products Co. Ltd.	49,620	109,690
Shenzhen Kedali Industry Co. Ltd.	12,000	130,991
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	56,800	2,022,764
Shenzhen New Industries Biomedical Engineering Co. Ltd.	37,400	321,744
Shenzhen Salubris Pharmaceuticals Co. Ltd. (A Shares)	49,600	199,231
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	53,155	595,327
Shenzhen YUTO Packaging Technology Co. Ltd. (A Shares)	41,400	133,781
Shenzhou International Group Holdings Ltd.	642,900	5,459,777
Shijiazhuang Yiling Pharmaceutical Co. Ltd. (A Shares)	74,360	162,939
Sichuan Changhong Electric Co. Ltd. (A Shares)	205,000	128,342
Sichuan Chuantou Energy Co. Ltd. (A Shares)	230,100	596,942
Sichuan Hebang Biotechnology Co. Ltd. (A Shares) (a)	391,000	93,150
Sichuan Kelun Pharmaceutical Co. Ltd. (A Shares)	73,000	303,739
Sichuan Road & Bridge (Group) Co. Ltd. (A Shares)	344,760	300,840
Sichuan Swellfun Co. Ltd. (A Shares)	21,700	112,802
Sieyuan Electric Co. Ltd. (A Shares)	37,100	341,363
Silergy Corp.	255,000	3,540,907
Sinolink Securities Co. Ltd. (A Shares)	165,200	180,536
Sinoma International Engineering Co. Ltd. (A Shares)	117,300	165,720
Sinoma Science & Technology Co. Ltd. (A Shares)	74,600	118,414
Sinomine Resource Group Co. Ltd. (A Shares)	32,472	120,987
Sinopharm Group Co. Ltd. (H Shares)	1,044,200	2,453,844
Sinotruk Hong Kong Ltd.	537,500	1,413,777
Smoore International Holdings Ltd. (b)(c)	1,434,000	1,675,755
Songcheng Performance Development Co. Ltd. (A Shares)	116,060	131,336
Soochow Securities Co. Ltd. (A Shares)	222,160	195,705
Southwest Securities Co. Ltd. (A Shares)	294,500	160,308
Spring Airlines Co. Ltd. (A Shares)	46,600	349,512
StarPower Semiconductor Ltd. (A Shares)	10,640	134,287
Sungrow Power Supply Co. Ltd. (A Shares)	97,820	932,574
Sunny Optical Technology Group Co. Ltd.	554,800	3,117,393
Sunresin New Materials Co. Ltd. (A Shares)	22,450	123,075
Sunwoda Electronic Co. Ltd. (A Shares)	82,900	197,268
SUPCON Technology Co. Ltd. (A Shares)	36,761	192,264
Suzhou Dongshan Precision Manufacturing Co. Ltd. (A Shares)	76,500	263,945
Suzhou Maxwell Technologies Co. Ltd. (A Shares)	12,440	179,180
Suzhou TFC Optical Communication Co. Ltd. (A Shares)	24,640	341,388
TAL Education Group ADR (a)	342,602	3,432,872
TBEA Co. Ltd. (A Shares)	244,400	458,351
TCL Technology Group Corp. (A Shares)	897,770	487,449
TCL Zhonghuan Renewable Energy Technology Co. Ltd. (A Shares)	180,075	217,744
Tencent Holdings Ltd.	5,137,400	237,072,797
Tencent Music Entertainment Group ADR	583,795	8,278,213
Thunder Software Technology Co. Ltd. (A Shares)	20,500	128,853
Tian Di Science & Technology Co. Ltd. (A Shares)	193,100	155,395
Tianfeng Securities Co. Ltd. (A Shares) (a)	381,500	133,688
Tianqi Lithium Corp. (A Shares)	65,700	266,267
Tianshan Aluminum Group Co. Ltd.	206,800	197,068
Tianshui Huatian Technology Co. Ltd. (A Shares)	142,600	170,849
Tingyi (Cayman Islands) Holding Corp.	1,537,000	1,874,810
Tongcheng Travel Holdings Ltd.	972,400	1,695,167
TongFu Microelectronics Co. Ltd. (A Shares)	67,400	212,383
Tongkun Group Co. Ltd. (A Shares)	107,200	208,617
Tongling Nonferrous Metals Group Co. Ltd. (A Shares)	606,300	264,531
Tongwei Co. Ltd. (A Shares)	213,200	535,381
Topsports International Holdings Ltd. (b)	1,459,000	651,735
TravelSky Technology Ltd. (H Shares)	728,000	820,914
Trina Solar Co. Ltd. (A Shares)	96,860	233,975
Trip.com Group Ltd. (a)	426,843	18,222,663
Tsingtao Brewery Co. Ltd.:
(A Shares)	28,000	266,397
(H Shares)	494,000	3,158,297
Unigroup Guoxin Microelectronics Co. Ltd.	37,839	282,597
Unisplendour Corp. Ltd. (A Shares)	135,610	434,831
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	82,700	184,650
Vipshop Holdings Ltd. ADR	289,163	3,944,183
Walvax Biotechnology Co. Ltd. (A Shares)	71,400	114,521
Wanda Film Holding Co. Ltd. (A Shares) (a)	97,800	151,040
Wanhua Chemical Group Co. Ltd. (A Shares)	147,700	1,587,523
Want Want China Holdings Ltd.	3,677,418	2,207,529
Weichai Power Co. Ltd.:
(A Shares)	289,700	553,739
(H Shares)	1,548,000	2,472,726
Weihai Guangwei Composites Co. Ltd. (A Shares)	36,840	143,946
Wens Foodstuffs Group Co. Ltd. (A Shares)	312,600	863,360
Western Mining Co. Ltd. (A Shares)	113,600	253,642
Western Securities Co. Ltd. (A Shares)	197,900	178,993
Western Superconducting Technologies Co. Ltd. (A Shares)	28,905	154,539
Will Semiconductor Ltd.	57,430	819,082
Wingtech Technology Co. Ltd. (A Shares)	55,600	229,724
Wintime Energy Group Co. Ltd. (A Shares) (a)(d)	979,300	149,206
Wuchan Zhongda Group Co. Ltd.	229,200	138,414
Wuhan Guide Infrared Co. Ltd. (A Shares)	191,468	167,872
Wuliangye Yibin Co. Ltd. (A Shares)	181,500	3,189,181
WUS Printed Circuit Kunshan Co. Ltd. (A Shares)	89,960	417,170
WuXi AppTec Co. Ltd.	116,284	685,165
WuXi AppTec Co. Ltd. (H Shares) (b)	276,168	1,132,901
Wuxi Biologics (Cayman), Inc. (a)(b)	2,980,500	4,359,447
XCMG Construction Machinery Co. Ltd. (A Shares)	557,800	506,055
Xiamen C&D, Inc. (A Shares)	133,325	146,441
Xiamen Faratronic Co. Ltd. (A Shares)	10,100	121,218
Xiamen Tungsten Co. Ltd. (A Shares)	62,900	148,108
Xiaomi Corp. Class B (a)(b)	11,898,000	25,554,898
Xinjiang Daqo New Energy Co. Ltd. (A Shares)	79,683	224,047
Xinyi Solar Holdings Ltd.	3,815,538	1,811,842
XPeng, Inc. Class A (a)	958,350	3,873,687
Yadea Group Holdings Ltd. (b)	956,000	1,287,254
Yankuang Ener-A:
(A Shares)	217,100	451,054
(H Shares)	2,561,200	3,343,753
Yantai Jereh Oilfield Services (A Shares)	45,500	198,455
Yealink Network Technology Corp. Ltd.	56,470	263,353
Yifeng Pharmacy Chain Co. Ltd.	53,964	156,516
Yihai Kerry Arawana Holdings Co. Ltd. (A Shares)	72,100	273,330
YongXing Special Materials Technology Co. Ltd. (A Shares)	23,970	110,956
Yonyou Network Technology Co. Ltd. (A Shares) (a)	152,120	201,850
Youngor Fashion Co. Ltd. (A Shares)	204,387	202,412
YTO Express Group Co. Ltd. (A Shares)	163,500	324,747
Yum China Holdings, Inc.	304,841	9,218,392
Yunda Holding Co. Ltd. (A Shares)	128,660	131,516
Yunnan Aluminium Co. Ltd. (A Shares)	167,900	280,696
Yunnan Baiyao Group Co. Ltd. (A Shares)	82,160	574,799
Yunnan Botanee Bio-Technology Group Co., Ltd. (A Shares)	18,800	126,032
Yunnan Chihong Zinc & Germanium Co. Ltd. (A Shares)	224,400	167,840
Yunnan Energy New Material Co. Ltd.	43,500	185,695
Yunnan Tin Co. Ltd. (A Shares)	73,000	142,163
Yunnan Yuntianhua Co. Ltd. (Series A)	81,100	220,056
Yutong Bus Co. Ltd.	104,900	325,753
Zangge Mining Co. Ltd. (Series A)	70,400	224,274
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (A Shares)	28,500	839,832
Zhaojin Mining Industry Co. Ltd. (H Shares)	1,173,500	2,099,814
Zhejiang Century Huatong Group Co. Ltd. (A Shares) (a)	331,310	150,517
Zhejiang China Commodities City Group Co. Ltd. (A Shares)	243,400	260,265
Zhejiang Chint Electric Co. Ltd. (A Shares)	95,800	255,829
Zhejiang Dahua Technology Co. Ltd. (A Shares)	147,100	305,620
Zhejiang Dingli Machinery Co. Ltd. (A Shares)	22,540	164,154
Zhejiang Expressway Co. Ltd. (H Shares)	1,233,359	809,837
Zhejiang Huahai Pharmaceutical Co. Ltd. (A Shares)	65,990	156,755
Zhejiang Huayou Cobalt Co. Ltd. (A Shares)	76,015	247,215
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (A Shares)	58,000	240,042
Zhejiang Juhua Co. Ltd. (A Shares)	127,400	350,097
Zhejiang Leapmotor Technology Co. Ltd. (H Shares) (a)(b)	391,500	1,252,744
Zhejiang Longsheng Group Co. Ltd. (A Shares)	143,600	178,810
Zhejiang NHU Co. Ltd. (A Shares)	141,736	410,303
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	83,100	212,016
Zhejiang Supor Cookware Co. Ltd.	23,900	166,280
Zhejiang Wanfeng Auto Wheel Co. Ltd. (A Shares)	96,100	190,343
Zhejiang Weiming Enviroment Protection Co. Ltd. (A Shares)	76,030	201,771
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	70,800	137,486
Zhejiang Zheneng Electric Power Co. Ltd. (A Shares)	523,800	481,013
Zheshang Securities Co. Ltd.	172,100	276,990
Zhongji Innolight Co. Ltd. (A Shares)	52,560	942,764
Zhongjin Gold Co. Ltd. (A Shares)	222,300	494,496
Zhongsheng Group Holdings Ltd. Class H	652,100	1,019,943
Zhongtai Securities Co. Ltd. (A Shares)	309,300	258,759
Zhuzhou CRRC Times Electric Co. Ltd.:
(A Shares)	31,514	237,585
(H Shares)	384,627	1,420,287
Zijin Mining Group Co. Ltd.:
(A Shares)	1,051,100	2,413,828
(H Shares)	4,134,000	8,391,975
Zoomlion Heavy Industry Science and Technology Co. Ltd. (A Shares)	340,200	317,123
ZTE Corp.:
(A Shares)	180,500	685,524
(H Shares)	606,000	1,355,828
ZTO Express, Inc. sponsored ADR	330,314	6,259,450
TOTAL CHINA		1,432,765,149
Colombia - 0.1%
Bancolombia SA	197,130	1,777,136
Interconexion Electrica SA ESP	344,537	1,488,371
TOTAL COLOMBIA		3,265,507
Czech Republic - 0.1%
CEZ A/S (c)	125,402	4,829,088
Komercni Banka A/S	59,079	2,042,402
MONETA Money Bank A/S (b)	199,915	915,819
TOTAL CZECH REPUBLIC		7,787,309
Egypt - 0.1%
Commercial International Bank SAE	1,760,294	3,019,252
Eastern Co. SAE	1,088,902	501,173
Talaat Moustafa Group Holding	722,266	836,645
TOTAL EGYPT		4,357,070
Greece - 0.5%
Alpha Services and Holdings SA	1,737,520	3,202,374
Eurobank Ergasias Services and Holdings SA	2,020,848	4,632,199
Ff Group (a)(d)	1,944	0
Hellenic Telecommunications Organization SA	146,152	2,399,484
Jumbo SA	89,905	2,409,140
Metlen Energy & Metals SA	83,201	3,284,815
Motor Oil (HELLAS) Corinth Refineries SA	51,687	1,315,668
National Bank of Greece SA	604,124	5,302,425
OPAP SA	143,472	2,501,441
Piraeus Financial Holdings SA	826,108	3,490,272
Public Power Corp. of Greece	163,166	2,078,422
TOTAL GREECE		30,616,240
Hong Kong - 0.1%
Orient Overseas International Ltd.	102,500	1,447,071
Sino Biopharmaceutical Ltd.	8,051,750	2,895,924
TOTAL HONG KONG		4,342,995
Hungary - 0.2%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	349,337	2,722,909
OTP Bank PLC	173,928	8,906,521
Richter Gedeon PLC	108,727	3,099,638
TOTAL HUNGARY		14,729,068
India - 19.6%
ABB India Ltd.	41,172	3,883,168
Adani Enterprises Ltd.	132,881	5,030,026
Adani Green Energy Ltd. (a)	246,116	5,429,803
Adani Ports & Special Economic Zone Ltd.	410,122	7,689,806
Adani Power Ltd. (a)	599,278	5,256,793
Ambuja Cements Ltd.	462,888	3,759,094
APL Apollo Tubes Ltd.	129,513	2,297,822
Apollo Hospitals Enterprise Ltd.	78,191	6,177,840
Ashok Leyland Ltd.	1,141,545	3,505,166
Asian Paints Ltd.	298,159	10,983,885
Astral Ltd.	104,439	2,730,167
AU Small Finance Bank Ltd. (b)	283,075	2,184,228
Aurobindo Pharma Ltd.	204,908	3,509,812
Avenue Supermarts Ltd. (a)(b)	126,398	7,451,458
Axis Bank Ltd.	1,774,661	24,716,190
Bajaj Auto Ltd.	52,045	6,007,244
Bajaj Finance Ltd.	216,406	17,593,497
Bajaj Finserv Ltd.	297,457	5,867,763
Bajaj Holdings & Investment Ltd.	20,747	2,383,626
Balkrishna Industries Ltd.	60,114	2,386,028
Bandhan Bank Ltd. (b)	615,409	1,602,913
Bank of Baroda	803,813	2,435,119
Bharat Electronics Ltd.	2,839,805	10,719,503
Bharat Forge Ltd.	198,992	4,119,929
Bharat Heavy Electricals Ltd.	811,954	3,057,151
Bharat Petroleum Corp. Ltd.	1,179,892	4,932,904
Bharti Airtel Ltd.	1,761,677	31,382,997
Bosch Ltd.	5,728	2,392,951
Britannia Industries Ltd.	84,206	5,817,487
Canara Bank Ltd.	1,410,117	1,931,909
Cg Power & Industrial Soluti	474,806	4,173,730
Cholamandalam Investment and Finance Co. Ltd.	326,315	5,520,960
Cipla Ltd./India	407,811	7,521,785
Coal India Ltd.	1,196,877	7,464,775
Colgate-Palmolive Ltd.	105,639	4,305,032
Container Corp. of India Ltd.	189,441	2,354,103
Cummins India Ltd.	107,679	4,954,354
Dabur India Ltd.	412,975	3,135,496
Divi's Laboratories Ltd.	92,842	5,459,116
DLF Ltd.	577,040	6,127,894
Dr. Reddy's Laboratories Ltd.	90,736	7,315,532
Eicher Motors Ltd.	106,370	6,304,745
GAIL India Ltd.	1,787,520	5,144,512
GMR Airports Infrastructure Ltd. (a)	1,876,928	2,280,484
Godrej Consumer Products Ltd.	317,837	5,469,195
Godrej Properties Ltd. (a)	97,219	3,738,321
Grasim Industries Ltd.	204,507	6,782,273
Havells India Ltd.	194,923	4,306,554
HCL Technologies Ltd.	737,891	14,476,193
HDFC Asset Management Co. Ltd. (b)	74,645	3,667,936
HDFC Bank Ltd.	2,183,879	42,202,322
HDFC Standard Life Insurance Co. Ltd. (b)	752,015	6,426,381
Hero Motocorp Ltd.	93,208	6,109,888
Hindalco Industries Ltd.	1,047,642	8,378,353
Hindustan Aeronautics Ltd.	155,882	9,165,220
Hindustan Petroleum Corp. Ltd.	661,514	3,099,077
Hindustan Unilever Ltd.	638,869	20,644,946
ICICI Bank Ltd.	4,037,777	58,857,225
ICICI Lombard General Insurance Co. Ltd. (b)	172,220	4,129,851
ICICI Prudential Life Insurance Co. Ltd. (b)	279,758	2,459,015
IDFC Bank Ltd. (a)	2,696,144	2,446,977
Indian Oil Corp. Ltd.	2,193,772	4,759,979
Indian Railway Catering & Tourism Corp. Ltd.	186,546	2,200,490
Indus Towers Ltd. (a)	942,856	4,877,688
IndusInd Bank Ltd.	223,990	3,819,674
Info Edge India Ltd.	55,294	4,640,809
Infosys Ltd.	2,580,031	57,212,351
InterGlobe Aviation Ltd. (a)(b)	134,936	7,207,412
ITC Ltd.	2,327,868	13,772,121
Jindal Stainless Ltd.	255,935	2,263,524
Jindal Steel & Power Ltd.	277,451	3,274,790
Jio Financial Services Ltd.	2,221,657	8,716,511
JSW Energy Ltd.	271,463	2,360,328
JSW Steel Ltd.	474,893	5,264,911
Jubilant Foodworks Ltd.	282,041	2,017,086
Kotak Mahindra Bank Ltd.	849,548	18,343,941
Larsen & Toubro Ltd.	523,289	23,843,306
Ltimindtree Ltd. (b)	69,050	4,666,255
Lupin Ltd.	177,079	4,043,442
Macrotech Developers Ltd. (b)	231,809	3,623,547
Mahindra & Mahindra Ltd.	724,610	25,165,130
Mankind Pharma Ltd. (a)	77,892	1,886,742
Marico Ltd.	402,332	3,239,211
Maruti Suzuki India Ltd.	109,921	17,218,915
Max Healthcare Institute Ltd.	604,162	6,654,760
Mphasis BFL Ltd.	80,791	2,791,044
MRF Ltd.	1,814	3,081,889
Muthoot Finance Ltd.	93,533	2,053,356
Nestle India Ltd.	262,127	7,690,106
NHPC Ltd.	2,341,671	2,937,723
NMDC Ltd.	797,441	2,301,144
NTPC Ltd.	3,389,414	16,840,240
Oil & Natural Gas Corp. Ltd.	2,442,984	9,751,185
Page Industries Ltd.	4,769	2,414,850
PB Fintech Ltd. (a)	227,907	3,955,065
Persistent Systems Ltd.	77,817	4,491,162
Petronet LNG Ltd.	583,253	2,566,994
Phoenix Mills Ltd.	76,362	3,280,743
PI Industries Ltd.	59,029	3,123,726
Pidilite Industries Ltd.	118,612	4,513,976
Polycab India Ltd.	40,895	3,349,737
Power Finance Corp. Ltd.	1,153,760	7,672,644
Power Grid Corp. of India Ltd.	3,612,270	15,022,399
Punjab National Bank	1,711,742	2,534,050
REC Ltd.	1,022,921	7,870,944
Reliance Industries Ltd.	2,365,469	85,062,218
Samvardhana Motherson International Ltd.	2,105,721	4,943,658
SBI Cards & Payment Services Ltd.	221,642	1,924,098
SBI Life Insurance Co. Ltd. (b)	349,989	7,330,399
Shree Cement Ltd.	7,010	2,322,533
Shriram Finance Ltd.	218,975	7,667,988
Siemens Ltd.	69,159	5,891,762
Solar Industries India Ltd.	21,091	2,716,334
Sona Blw Precision Forgings Ltd. (b)	319,238	2,589,850
SRF Ltd.	115,313	3,642,653
State Bank of India	1,386,595	14,447,597
Sun Pharmaceutical Industries Ltd.	745,593	15,310,749
Sundaram Finance Ltd.	51,792	2,675,434
Supreme Industries Ltd.	49,369	3,157,181
Suzlon Energy Ltd. (a)	7,400,826	6,132,602
Tata Communications Ltd.	88,638	2,107,497
Tata Consultancy Services Ltd.	702,736	36,806,692
Tata Consumer Products Ltd.	444,168	6,307,266
Tata Consumer Products Ltd. rights 8/19/24 (a)	17,083	75,685
Tata Elxsi Ltd.	26,675	2,225,205
Tata Motors Ltd.	1,291,841	17,846,019
Tata Motors Ltd. Class A	354,528	3,357,794
Tata Power Co. Ltd./The	1,116,972	6,051,258
Tata Steel Ltd.	5,819,529	11,491,317
Tech Mahindra Ltd.	417,509	7,751,022
The Indian Hotels Co. Ltd.	663,608	5,088,746
Thermax Ltd.	32,401	1,962,686
Titan Co. Ltd.	275,860	11,396,286
Torrent Pharmaceuticals Ltd.	78,883	2,988,221
Torrent Power Ltd.	130,655	2,912,545
Trent Ltd.	140,842	9,822,024
Tube Investments of India Ltd.	82,677	4,086,610
Tvs Motor Co. Ltd.	184,551	5,578,775
Ultratech Cement Ltd.	89,706	12,735,951
Union Bank of India Ltd.	1,186,774	1,910,681
United Spirits Ltd.	226,097	3,816,449
UPL Ltd.	350,455	2,394,399
Varun Beverages Ltd.	353,164	6,653,476
Vedanta Ltd.	1,063,798	5,726,974
Wipro Ltd.	1,014,835	6,333,060
Yes Bank Ltd. (a)	11,177,215	3,538,944
Zomato Ltd. (a)	5,139,238	14,083,711
TOTAL INDIA		1,171,838,773
Indonesia - 1.6%
Amman Mineral Internasional PT	5,070,300	3,687,349
PT Adaro Energy Indonesia Tbk	11,182,400	2,214,473
PT Aneka Tambang Tbk	6,566,000	531,014
PT Astra International Tbk	15,724,859	4,564,658
PT Bank Central Asia Tbk	43,097,050	27,233,837
PT Bank Mandiri (Persero) Tbk	29,005,796	11,439,573
PT Bank Negara Indonesia (Persero) Tbk	11,594,300	3,543,891
PT Bank Rakyat Indonesia (Persero) Tbk	52,990,027	15,247,354
PT Barito Pacific Tbk	21,891,100	1,467,485
PT Chandra Asri Pacific Tbk	6,048,800	3,589,847
PT Charoen Pokphand Indonesia Tbk	5,734,400	1,842,696
PT GoTo Gojek Tokopedia Tbk (a)	700,589,300	2,283,594
PT Indah Kiat Pulp & Paper Tbk	1,915,200	983,513
PT Indofood CBP Sukses Makmur Tbk	1,812,300	1,217,674
PT Indofood Sukses Makmur Tbk	3,404,700	1,282,521
PT Kalbe Farma Tbk	16,428,300	1,606,457
PT Merdeka Copper Gold Tbk (a)	7,617,086	1,152,400
PT Sumber Alfaria Trijaya Tbk	14,525,500	2,537,049
PT Telkom Indonesia Persero Tbk	38,492,065	6,836,361
PT Unilever Indonesia Tbk	5,932,695	890,269
PT United Tractors Tbk	1,158,700	1,838,528
TOTAL INDONESIA		95,990,543
Korea (South) - 11.3%
Alteogen, Inc. (a)	30,897	7,105,144
AMOREPACIFIC Corp.	22,734	3,015,621
Celltrion Pharm, Inc.	14,570	1,067,921
Celltrion, Inc.	118,609	17,707,488
CJ CheilJedang Corp.	6,431	1,814,571
Cosmo AM&T Co. Ltd. (a)	18,825	1,783,839
Coway Co. Ltd.	43,021	1,956,656
Db Insurance Co. Ltd.	35,742	2,883,282
Doosan Bobcat, Inc.	42,863	1,289,216
Doosan Heavy Industries & Construction Co. Ltd. (a)	348,597	4,792,035
Ecopro BM Co. Ltd. (a)(c)	38,016	4,992,793
Ecopro Co. Ltd. (a)	77,627	5,230,708
Ecopro Materials Co. Ltd.	10,745	635,386
Enchem Co. Ltd. (a)	8,720	1,110,856
GS Holdings Corp.	36,078	1,287,945
Hana Financial Group, Inc.	227,114	10,727,393
Hanjin Kal Corp.	20,746	1,043,517
Hankook Tire Co. Ltd.	57,761	1,882,791
Hanmi Pharm Co. Ltd.	5,493	1,158,920
Hanmi Semiconductor Co. Ltd.	34,045	3,260,868
Hanwha Aerospace Co. Ltd.	27,541	5,790,528
Hanwha Ocean Co. Ltd. (a)	71,471	1,593,995
Hanwha Solutions Corp.	86,922	1,570,547
HD Hyundai Co. Ltd.	33,769	2,068,360
HD Hyundai Electric Co. Ltd.	16,809	3,804,079
HD Hyundai Heavy Industries Co. Ltd. (a)	17,245	2,656,389
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	32,992	4,985,687
HLB, Inc.	91,494	5,396,970
HMM Co. Ltd.	187,397	2,489,889
HYBE Co. Ltd.	16,196	2,080,973
Hyundai Engineering & Construction Co. Ltd.	60,477	1,476,836
Hyundai Glovis Co. Ltd.	29,120	2,582,936
Hyundai Mobis	47,292	7,612,763
Hyundai Motor Co. Ltd.	105,345	19,149,581
Hyundai Steel Co.	67,412	1,360,750
Industrial Bank of Korea	215,920	2,206,820
Kakao Corp.	242,201	6,931,193
KakaoBank Corp.	129,779	2,027,516
KB Financial Group, Inc.	297,823	19,350,920
Kia Corp.	203,025	16,615,030
Korea Aerospace Industries Ltd.	56,890	2,367,319
Korea Electric Power Corp. (a)	199,337	2,891,364
Korea Investment Holdings Co. Ltd.	32,427	1,732,862
Korea Zinc Co. Ltd.	6,499	2,296,349
Korean Air Lines Co. Ltd.	142,770	2,214,838
KRAFTON, Inc. (a)	22,553	4,840,583
KT Corp.	23,874	698,777
KT&G Corp.	80,964	5,514,671
Kum Yang Co. Ltd. (a)	29,358	1,446,693
Kumho Petro Chemical Co. Ltd.	12,915	1,307,726
L&F Co. Ltd. (a)	19,747	1,639,108
LG Chemical Ltd.	38,359	8,555,088
LG Corp.	73,304	4,639,731
LG Display Co. Ltd. (a)	233,110	1,923,290
LG Electronics, Inc.	82,656	6,275,578
LG Energy Solution (a)	36,368	8,602,218
LG H & H Co. Ltd.	6,906	1,774,660
LG Innotek Co. Ltd.	11,048	2,064,760
LG Uplus Corp.	165,153	1,209,298
Lotte Chemical Corp.	14,966	1,107,872
Meritz Financial Holdings Co.	75,600	4,658,115
Mirae Asset Securities Co. Ltd.	184,828	1,045,720
NAVER Corp.	100,961	12,824,750
NCSOFT Corp.	11,114	1,422,323
Netmarble Corp. (a)(b)	20,079	927,880
NH Investment & Securities Co. Ltd.	102,629	1,041,432
Orion Corp./Republic of Korea	18,473	1,181,374
POSCO	55,852	14,516,738
POSCO Chemtech Co. Ltd. (c)	24,091	3,719,728
POSCO ICT Co. Ltd.	41,493	875,424
Posco International Corp.	41,041	1,587,961
S-Oil Corp.	34,990	1,734,442
Samsung Biologics Co. Ltd. (a)(b)	13,823	9,465,666
Samsung C&T Corp.	64,873	7,354,979
Samsung E&A Co. Ltd. (a)	121,865	2,539,985
Samsung Electro-Mechanics Co. Ltd.	43,540	5,073,029
Samsung Electronics Co. Ltd.	3,709,656	227,217,412
Samsung Fire & Marine Insurance Co. Ltd.	23,923	6,505,609
Samsung Heavy Industries Co. Ltd. (a)	512,986	4,385,392
Samsung Life Insurance Co. Ltd.	62,134	4,377,263
Samsung SDI Co. Ltd.	42,750	9,971,328
Samsung SDS Co. Ltd.	33,079	3,564,386
Shinhan Financial Group Co. Ltd.	336,347	14,868,022
SK Biopharmaceuticals Co. Ltd. (a)	24,395	1,526,257
SK Bioscience Co. Ltd. (a)(c)	21,058	853,210
SK Hynix, Inc.	424,232	60,268,762
SK IE Technology Co. Ltd. (a)(b)	22,255	606,014
SK Innovation Co., Ltd. (a)	48,380	3,680,269
SK Square Co. Ltd. (a)	75,585	4,756,515
SK Telecom Co. Ltd.	41,551	1,652,485
SK, Inc.	28,444	3,112,708
SKC Co. Ltd. (a)	14,723	1,465,002
Woori Financial Group, Inc.	461,009	5,297,368
Yuhan Corp.	43,805	3,018,851
TOTAL KOREA (SOUTH)		676,697,896
Kuwait - 0.7%
Boubyan Bank KSC	1,144,532	2,218,245
Gulf Bank	1,483,921	1,510,884
Kuwait Finance House KSCP	7,973,323	19,238,301
Mabanee Co. SAKC	542,961	1,491,387
Mobile Telecommunication Co.	1,513,832	2,255,012
National Bank of Kuwait	6,145,612	18,208,476
TOTAL KUWAIT		44,922,305
Luxembourg - 0.0%
Reinet Investments SCA	106,677	2,872,445
Malaysia - 1.4%
AMMB Holdings Bhd	1,932,100	1,896,566
Axiata Group Bhd	2,146,098	1,121,044
CelcomDigi Bhd	2,740,400	2,266,519
CIMB Group Holdings Bhd	5,388,331	8,713,745
Gamuda Bhd	1,505,356	2,575,274
Genting Bhd	1,654,800	1,703,603
Genting Malaysia Bhd	2,308,940	1,306,615
Hong Leong Bank Bhd	504,100	2,115,366
IHH Healthcare Bhd	1,704,787	2,337,612
Inari Amertron Bhd	2,198,400	1,808,674
IOI Corp. Bhd	1,955,900	1,626,192
Kuala Lumpur Kepong Bhd	384,853	1,765,742
Malayan Banking Bhd	4,212,297	9,369,828
Malaysia Airports Holdings Bhd	713,180	1,589,501
Maxis Bhd	1,833,900	1,409,004
MISC Bhd	1,037,500	1,984,900
MR DIY Group M Sdn Bhd (b)	2,574,450	1,176,699
Nestle (Malaysia) Bhd	54,600	1,290,578
Petronas Chemicals Group Bhd	2,181,800	2,754,258
Petronas Dagangan Bhd	233,326	900,904
Petronas Gas Bhd	613,400	2,429,836
PPB Group Bhd	497,740	1,605,508
Press Metal Aluminium Holdings	2,882,400	3,362,643
Public Bank Bhd	11,308,085	10,361,745
QL Resources Bhd	851,100	1,237,425
RHB Bank Bhd	1,162,974	1,445,333
SD Guthrie Bhd	1,612,896	1,569,190
Sime Darby Bhd	2,122,249	1,200,968
Telekom Malaysia Bhd	895,447	1,358,421
Tenaga Nasional Bhd	2,021,572	6,195,175
YTL Corp. Bhd	2,569,700	1,907,210
YTL Power International Bhd	1,903,300	1,930,434
TOTAL MALAYSIA		84,316,512
Mexico - 2.2%
Alfa SA de CV Series A	2,436,100	1,400,388
America Movil S.A.B. de CV Series L	14,451,247	12,069,207
Arca Continental S.A.B. de CV (c)	400,800	3,944,108
Banco del Bajio SA (b)	601,500	1,792,458
CEMEX S.A.B. de CV unit	11,449,386	7,398,991
Coca-Cola FEMSA S.A.B. de CV unit	407,859	3,700,963
Fibra Uno Administracion SA de CV	2,249,283	2,858,839
Fomento Economico Mexicano S.A.B. de CV unit	1,502,191	16,588,523
Gruma S.A.B. de CV Series B	143,645	2,685,547
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	300,372	4,792,313
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	139,930	4,219,455
Grupo Aeroportuario Norte S.A.B. de CV	222,500	1,910,077
Grupo Bimbo S.A.B. de CV Series A (c)	1,027,570	3,594,372
Grupo Carso SA de CV Series A1	438,600	2,820,261
Grupo Financiero Banorte S.A.B. de CV	2,016,281	15,108,850
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	1,421,500	3,461,621
Grupo Mexico SA de CV Series B	2,419,254	13,634,355
Industrias Penoles SA de CV (a)(c)	154,520	2,257,380
Kimberly-Clark de Mexico SA de CV Series A	1,184,327	2,106,629
Operadora de Sites Mexicanos, SA de CV	992,900	861,213
Orbia Advance Corp. S.A.B. de CV	767,420	984,865
Prologis Property Mexico SA	613,928	2,049,612
Promotora y Operadora de Infraestructura S.A.B. de CV	147,845	1,388,542
Southern Copper Corp.	66,764	7,117,710
Wal-Mart de Mexico SA de CV Series V	4,064,756	13,517,915
TOTAL MEXICO		132,264,194
Peru - 0.2%
Compania de Minas Buenaventura SAA sponsored ADR	128,367	1,989,689
Credicorp Ltd. (United States)	52,546	8,966,449
TOTAL PERU		10,956,138
Philippines - 0.5%
Ayala Corp.	192,636	1,936,762
Ayala Land, Inc.	5,203,313	2,631,315
Bank of the Philippine Islands (BPI)	1,430,688	2,974,929
BDO Unibank, Inc.	1,842,575	4,327,295
International Container Terminal Services, Inc.	789,930	4,820,692
JG Summit Holdings, Inc.	2,051,013	977,426
Jollibee Food Corp.	348,373	1,373,546
Manila Electric Co.	218,820	1,462,926
Metropolitan Bank & Trust Co.	1,398,982	1,647,554
PLDT, Inc.	58,810	1,527,336
SM Investments Corp.	170,820	2,658,859
SM Prime Holdings, Inc.	7,854,700	3,877,867
Universal Robina Corp.	675,708	1,378,405
TOTAL PHILIPPINES		31,594,912
Poland - 0.9%
Allegro.eu SA (a)(b)	451,830	4,149,308
Bank Polska Kasa Opieki SA	142,682	5,773,947
Budimex SA	9,919	1,595,318
CD Projekt SA (c)	50,581	2,029,646
Dino Polska SA (a)(b)	38,093	3,382,884
KGHM Polska Miedz SA (Bearer)	108,790	3,735,479
LPP SA	865	3,314,920
mBank SA (a)	11,546	1,814,758
Orlen SA	450,723	7,353,800
PGE Polska Grupa Energetyczna SA (a)	696,362	1,282,499
Powszechna Kasa Oszczednosci Bank SA	679,592	10,108,925
Powszechny Zaklad Ubezpieczen SA	469,327	5,745,073
Santander Bank Polska SA	27,728	3,651,643
TOTAL POLAND		53,938,200
Qatar - 0.8%
Barwa Real Estate Co.	1,664,969	1,270,791
Dukhan Bank	1,427,869	1,469,046
Industries Qatar QSC	1,173,582	4,219,222
Masraf al Rayan	4,699,535	3,007,393
Mesaieed Petrochemical Holding Co.	4,405,581	2,024,317
Ooredoo QSC	622,356	1,786,218
Qatar Electricity & Water Co.	341,353	1,441,914
Qatar Fuel Co.	464,368	1,879,919
Qatar Gas Transport Co. Ltd. (Nakilat)	2,152,782	2,660,675
Qatar International Islamic Bank QSC	765,684	2,193,377
Qatar Islamic Bank	1,376,514	7,447,769
Qatar National Bank SAQ	3,586,592	15,061,519
The Commercial Bank of Qatar	2,515,057	2,886,686
TOTAL QATAR		47,348,846
Romania - 0.1%
NEPI Rockcastle PLC	436,532	3,300,985
Russia - 0.1%
Alrosa Co. Ltd. (a)(d)	1,399,461	254,863
Gazprom OAO (a)(d)	6,384,126	731,282
Inter Rao Ues JSC (a)(d)	20,040,158	120,946
LUKOIL PJSC (a)(d)	224,329	76,009
MMC Norilsk Nickel PJSC (a)(d)	3,422,100	249,136
Moscow Exchange MICEX-RTS OAO (a)(d)	808,717	170,176
Novatek PJSC GDR (Reg. S) (a)(d)	49,200	2,519,827
Novolipetsk Steel OJSC (a)(d)	812,466	8,539
Ozon Holdings PLC ADR (a)(d)	28,218	64,715
PhosAgro PJSC:
GDR (Reg. S) (a)(d)	73,324	1,504
sponsored GDR (Reg. S) (a)(d)	472	10
Polyus PJSC (a)(d)	18,462	47,526
Rosneft Oil Co. OJSC (a)(d)	635,841	116,405
Sberbank of Russia (a)(d)	5,823,145	39,193
Severstal PAO (a)(d)	113,908	2,784
Surgutneftegas OJSC (a)(d)	4,033,562	54,029
Tatneft PAO (a)(d)	770,244	104,872
TKS Holding MKPAO JSC (a)(d)	7,325	10,211
United Co. RUSAL International PJSC (a)(d)	1,646,280	217,190
VK Co. Ltd. (a)(d)	9,348	3,040
VK Co. Ltd. GDR (Reg. S) (a)(d)	32,306	0
VTB Bank OJSC (a)(d)	360,207	75,219
Yandex NV Class A (a)(d)	148,436	606,658
TOTAL RUSSIA		5,474,134
Saudi Arabia - 3.9%
ACWA Power Co.	113,840	11,985,074
Ades Holding Co.	263,485	1,432,633
Advanced Petrochemicals Co. (a)	99,458	1,060,348
Al Rajhi Bank	1,522,589	34,738,031
Alinma Bank	951,715	8,218,653
Almarai Co. Ltd.	193,847	3,120,648
Arab National Bank	699,315	3,996,192
Arabian Internet and Communications Services Co. Ltd.	18,687	1,463,323
Bank Al-Jazira	390,403	1,789,742
Bank Albilad	476,097	4,669,733
Banque Saudi Fransi	458,636	4,522,917
Bupa Arabia for Cooperative Insurance Co.	64,106	3,936,678
Dallah Healthcare Co.	26,574	1,172,914
Dar Al Arkan Real Estate Development Co. (a)	411,772	1,486,019
Dr Sulaiman Al Habib Medical Services Group Co.	67,948	5,215,764
Elm Co.	18,654	4,544,299
Etihad Etisalat Co.	293,103	4,062,303
Jarir Marketing Co.	457,113	1,581,419
Mobile Telecommunications Co. Saudi Arabia	342,893	994,343
Mouwasat Medical Services Co.	76,142	2,447,487
Nahdi Medical Co.	30,292	1,072,197
Power & Water Utility Co. for Jubail & Yanbu	58,331	956,144
Riyad Bank	1,142,106	8,355,982
Sabic Agriculture-Nutrients Co.	181,304	5,682,814
Sahara International Petrochemical Co.	279,683	2,128,242
SAL Saudi Logistics Services	18,655	1,561,254
Saudi Arabian Mining Co. (a)	1,004,033	11,520,462
Saudi Arabian Oil Co. (b)	2,819,001	20,737,340
Saudi Aramco Base Oil Co. - Luberef	39,440	1,366,561
Saudi Awwal Bank	782,219	8,203,928
Saudi Basic Industries Corp.	699,302	14,687,225
Saudi Electricity Co.	646,338	2,942,363
Saudi Industrial Investment Group	288,189	1,566,954
Saudi Investment Bank/The	476,135	1,621,846
Saudi Kayan Petrochemical Co. (a)	572,329	1,243,232
Saudi Research & Marketing Group (a)	28,000	1,946,321
Saudi Tadawul Group Holding Co.	37,321	2,303,778
Saudi Telecom Co.	1,553,374	15,939,897
The Co. for Cooperative Insurance	57,133	2,192,796
The Saudi National Bank	2,284,035	23,133,167
The Savola Group (a)	203,289	2,473,452
Yanbu National Petrochemical Co.	214,508	2,312,655
TOTAL SAUDI ARABIA		236,387,130
South Africa - 2.8%
Absa Group Ltd.	660,321	5,793,784
Anglo American Platinum Ltd. (c)	51,558	2,001,245
Aspen Pharmacare Holdings Ltd.	294,801	4,076,792
Bid Corp. Ltd.	260,596	6,486,247
Bidvest Group Ltd./The	264,318	3,967,128
Capitec Bank Holdings Ltd.	67,639	10,532,558
Clicks Group Ltd.	184,945	3,594,813
Discovery Ltd.	420,300	3,295,475
Exxaro Resources Ltd.	189,995	2,032,907
FirstRand Ltd.	3,922,062	17,594,096
Gold Fields Ltd.	695,485	12,108,141
Harmony Gold Mining Co. Ltd.	433,612	4,251,829
Impala Platinum Holdings Ltd.	702,941	3,611,157
Kumba Iron Ore Ltd.	50,097	1,092,823
MTN Group Ltd.	1,318,056	5,725,266
Naspers Ltd. Class N	138,522	26,789,489
Nedbank Group Ltd.	360,257	5,500,237
Northam Platinum Holdings Ltd.	277,277	2,171,933
Old Mutual Ltd.	3,721,120	2,517,183
OUTsurance Group Ltd.	654,498	1,735,745
Pepkor Holdings Ltd. (b)	1,861,045	2,083,553
Remgro Ltd.	390,863	3,004,360
Sanlam Ltd.	1,368,247	6,126,591
Sasol Ltd.	447,472	3,628,442
Shoprite Holdings Ltd.	390,334	6,526,749
Sibanye-Stillwater Ltd.	2,200,762	2,513,030
Standard Bank Group Ltd.	1,041,339	12,680,750
Vodacom Group Ltd.	484,275	2,718,056
Woolworths Holdings Ltd.	729,633	2,411,745
TOTAL SOUTH AFRICA		166,572,124
Taiwan - 18.4%
Accton Technology Corp.	392,000	6,171,558
Acer, Inc.	2,252,000	3,052,957
Advantech Co. Ltd.	366,946	3,920,097
Alchip Technologies Ltd.	61,000	4,990,111
ASE Technology Holding Co. Ltd.	2,555,592	11,979,343
Asia Cement Corp.	1,791,000	2,272,554
Asia Vital Components Co. Ltd.	253,000	5,059,760
ASUSTeK Computer, Inc.	548,502	7,725,624
AUO Corp.	5,092,800	2,792,825
Catcher Technology Co. Ltd.	476,095	3,114,729
Cathay Financial Holding Co. Ltd.	7,405,834	14,242,818
Chailease Holding Co. Ltd.	1,152,476	5,399,969
Chang Hwa Commercial Bank	4,210,907	2,418,879
Cheng Shin Rubber Industry Co. Ltd.	1,386,000	2,051,132
China Airlines Ltd.	2,260,000	1,596,750
China Development Financial Ho	12,424,624	6,158,852
China Steel Corp.	9,166,289	6,515,997
Chunghwa Telecom Co. Ltd.	2,952,129	10,986,868
Compal Electronics, Inc.	3,256,000	3,168,579
CTBC Financial Holding Co. Ltd.	13,718,778	14,955,672
Delta Electronics, Inc.	1,513,717	19,526,872
E Ink Holdings, Inc.	666,000	5,519,269
E.SUN Financial Holdings Co. Ltd.	11,169,351	9,088,781
ECLAT Textile Co. Ltd.	139,129	2,269,524
eMemory Technology, Inc.	49,000	3,495,936
EVA Airways Corp.	2,101,000	2,223,963
Evergreen Marine Corp. (Taiwan)	797,494	4,160,229
Far Eastern New Century Corp.	2,284,000	2,386,379
Far EasTone Telecommunications Co. Ltd.	1,372,348	3,630,985
Feng Tay Enterprise Co. Ltd.	383,596	1,650,189
First Financial Holding Co. Ltd.	8,458,518	7,608,997
Formosa Chemicals & Fibre Corp.	2,735,149	4,182,633
Formosa Petrochemical Corp.	888,347	1,750,619
Formosa Plastics Corp.	2,971,085	5,269,333
Fortune Electric Co. Ltd.	100,100	2,145,567
Fubon Financial Holding Co. Ltd.	6,062,748	16,489,436
Gigabyte Technology Co. Ltd.	395,000	3,208,429
Global Unichip Corp.	68,000	2,458,361
GlobalWafers Co. Ltd.	205,000	3,132,026
Hon Hai Precision Industry Co. Ltd. (Foxconn)	9,694,465	59,734,642
Hotai Motor Co. Ltd.	237,960	4,739,821
Hua Nan Financial Holdings Co. Ltd.	6,885,379	5,856,600
Innolux Corp.	6,708,961	3,169,143
Inventec Corp.	2,092,000	3,107,091
Largan Precision Co. Ltd.	77,451	6,749,033
Lite-On Technology Corp.	1,555,044	4,776,587
MediaTek, Inc.	1,180,615	45,160,353
Mega Financial Holding Co. Ltd.	8,946,241	11,848,207
Micro-Star International Co. Ltd.	559,000	2,929,317
Nan Ya Plastics Corp.	3,700,358	5,686,913
Nanya Technology Corp.	964,000	1,704,433
Nien Made Enterprise Co. Ltd.	137,000	1,671,138
Novatek Microelectronics Corp.	449,000	7,272,917
Pegatron Corp.	1,553,000	4,818,371
PharmaEssentia Corp. (a)	186,000	3,750,625
Pou Chen Corp.	1,718,391	1,905,092
President Chain Store Corp.	443,000	3,768,710
Quanta Computer, Inc.	2,101,000	17,978,212
Realtek Semiconductor Corp.	379,000	6,004,837
Ruentex Development Co. Ltd.	1,217,296	1,919,344
Shin Kong Financial Holding Co. Ltd. (a)	11,042,533	3,683,728
Sinopac Financial Holdings Co.	8,169,026	6,678,710
Synnex Technology International Corp.	973,700	2,124,435
Taishin Financial Holdings Co. Ltd.	8,719,474	5,427,633
Taiwan Business Bank	4,789,424	2,756,225
Taiwan Cooperative Financial Holding Co. Ltd.	7,991,991	6,581,943
Taiwan High Speed Rail Corp.	1,520,000	1,386,307
Taiwan Mobile Co. Ltd.	1,417,000	4,578,411
Taiwan Semiconductor Manufacturing Co. Ltd.	19,143,740	560,888,190
Tcc Group Holdings	5,277,354	5,607,997
The Shanghai Commercial & Savings Bank Ltd.	2,988,439	3,823,840
Uni-President Enterprises Corp.	3,750,332	9,680,116
Unimicron Technology Corp.	1,067,000	5,971,749
United Microelectronics Corp.	8,764,000	14,022,869
Vanguard International Semiconductor Corp.	701,000	2,509,612
Voltronic Power Technology Corp.	51,000	2,915,358
Walsin Lihwa Corp.	2,196,779	2,328,112
Wan Hai Lines Ltd.	545,415	1,306,728
Winbond Electronics Corp.	2,593,673	1,857,173
Winbond Electronics Corp. rights 8/12/24 (a)	144,515	9,494
Wistron Corp.	2,027,000	6,125,580
Wiwynn Corp.	74,629	4,750,952
WPG Holding Co. Ltd.	1,239,880	3,281,542
Yageo Corp.	263,114	6,444,262
Yang Ming Marine Transport Corp.	1,358,000	2,643,109
Yuanta Financial Holding Co. Ltd.	7,885,343	7,945,769
Zhen Ding Technology Holding Ltd.	516,000	2,185,706
TOTAL TAIWAN		1,100,839,538
Thailand - 1.4%
Advanced Information Service PCL NVDR	923,800	6,081,137
Airports of Thailand PCL NVDR	3,328,800	5,290,870
Asset World Corp. PCL NVDR	6,222,500	637,173
Bangkok Dusit Medical Services PCL:
(For. Reg.)	18,200	13,440
NVDR	8,624,400	6,368,676
Bangkok Expressway and Metro PCL NVDR	5,941,900	1,303,800
Bumrungrad Hospital PCL NVDR	463,400	3,206,875
Central Pattana PCL:
(For. Reg.)	381,900	593,571
NVDR	1,187,600	1,845,837
Central Retail Corp. PCL:
(For. Reg.)	174,024	155,433
NVDR	1,179,000	1,053,049
Charoen Pokphand Foods PCL NVDR (a)	2,939,100	1,984,342
CP ALL PCL NVDR	4,536,100	7,433,092
CP Axtra PCL NVDR	1,644,500	1,410,992
Delta Electronics PCL NVDR	2,423,300	6,953,417
Energy Absolute PCL NVDR	1,312,900	132,961
Global Power Synergy Public Co. Ltd. NVDR	551,700	616,923
Gulf Energy Development PCL NVDR	2,275,500	3,056,618
Home Product Center PCL NVDR	4,609,700	1,180,062
Indorama Ventures PCL NVDR	1,320,200	716,783
Intouch Holdings PCL NVDR	748,500	1,731,883
Kasikornbank PCL NVDR	459,900	1,701,297
Krung Thai Bank PCL:
(For. Reg.)	553,800	281,983
NVDR	2,159,100	1,099,366
Krungthai Card PCL:
(For. Reg.)	142,000	155,792
NVDR	564,000	618,778
Minor International PCL:
(For. Reg.)	110,326	90,005
NVDR	2,532,100	2,065,712
PTT Exploration and Production PCL NVDR	1,079,200	4,462,829
PTT Global Chemical PCL NVDR	1,756,800	1,346,728
PTT Oil & Retail Business PCL NVDR	2,333,400	1,037,140
PTT PCL NVDR	7,760,000	6,985,583
Robinsons Department Store PCL (For. Reg.)	55,100	24,734
SCB X PCL:
(For. Reg.)	222,300	644,121
NVDR	430,100	1,246,228
SCG Packaging PCL NVDR	1,003,000	797,095
Siam Cement PCL NVDR	606,000	3,767,522
Thai Oil PCL NVDR	955,021	1,356,736
TMBThanachart Bank PCL NVDR	18,891,600	898,145
True Corp. PCL (a)	2,607,532	678,519
True Corp. PCL NVDR (a)	5,461,698	1,421,217
TOTAL THAILAND		82,446,464
Turkey - 0.8%
Akbank TAS	2,424,121	4,530,896
Aselsan A/S	1,063,117	2,006,320
Bim Birlesik Magazalar A/S JSC	353,706	6,680,499
Coca-Cola Icecek Sanayi A/S	59,119	1,510,207
Eregli Demir ve Celik Fabrikalari T.A.S.	1,089,851	1,844,514
Ford Otomotiv Sanayi A/S	54,456	1,634,449
Haci Omer Sabanci Holding A/S	816,009	2,447,947
Koc Holding A/S	590,860	3,837,640
Pegasus Hava Tasimaciligi A/S	174,896	1,182,952
Sasa Polyester Sanayi A/S (a)	1,035,273	1,453,607
Tofas Turk Otomobil Fabrikasi A/S	97,087	820,840
Turk Hava Yollari AO (a)	428,693	3,744,199
Turkcell Iletisim Hizmet A/S	940,181	2,997,882
Turkiye Is Bankasi A/S Series C	6,794,080	3,077,238
Turkiye Petrol Rafinerileri A/S	748,690	3,691,708
Turkiye Sise ve Cam Fabrikalari A/S	1,071,693	1,522,218
Yapi ve Kredi Bankasi A/S	2,625,203	2,393,917
TOTAL TURKEY		45,377,033
United Arab Emirates - 1.1%
Abu Dhabi Commercial Bank PJSC	2,276,263	5,509,462
Abu Dhabi Islamic Bank	1,129,919	3,771,575
Abu Dhabi National Oil Co. for Distribution PJSC	2,431,925	2,363,760
Aldar Properties PJSC	2,994,744	6,025,445
Americana Restaurants International PLC	2,292,627	1,928,754
Dubai Islamic Bank Pakistan Ltd.	2,250,968	3,585,173
Emaar Properties PJSC	5,151,108	12,103,095
Emirates NBD Bank PJSC	1,472,190	7,655,653
Emirates Telecommunications Corp.	2,704,225	12,059,844
First Abu Dhabi Bank PJSC	3,433,516	12,189,942
Multiply Group (a)	3,050,353	1,910,130
TOTAL UNITED ARAB EMIRATES		69,102,833
United Kingdom - 0.2%
AngloGold Ashanti PLC	326,102	9,357,359
United States of America - 0.1%
JBS SA (a)	602,800	3,593,684
Legend Biotech Corp. ADR (a)	56,603	3,191,843
TOTAL UNITED STATES OF AMERICA		6,785,527
TOTAL COMMON STOCKS (Cost $4,494,041,532)		5,774,392,386

Nonconvertible Preferred Stocks - 1.9%
	Shares	Value ($)
Brazil - 1.2%
Banco Bradesco SA (PN)	4,138,788	9,095,433
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	186,705	1,439,531
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,406,718	2,700,946
Companhia Paranaense de Energia-COPEL (PN-B)	850,200	1,516,671
Gerdau SA	1,078,892	3,483,035
Itau Unibanco Holding SA	3,763,271	22,541,768
Itausa SA	4,209,339	7,568,572
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	3,684,400	24,368,767
TOTAL BRAZIL		72,714,723
Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	111,060	4,210,700
Colombia - 0.0%
Bancolombia SA (PN)	352,078	2,946,292
Korea (South) - 0.6%
Hyundai Motor Co. Ltd.	18,112	2,192,285
Hyundai Motor Co. Ltd. Series 2	27,900	3,393,323
LG Chemical Ltd.	6,039	939,054
LG H & H Co. Ltd.	906	102,718
Samsung Electronics Co. Ltd.	640,614	30,351,987
TOTAL KOREA (SOUTH)		36,979,367
Russia - 0.0%
Surgutneftegas OJSC (a)(d)	3,570,022	67,993
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $99,750,568)		116,919,075

Government Obligations - 0.1%
	Principal Amount (e)	Value ($)
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 5.31% 8/22/24 (f) (Cost $5,844,075)	5,862,000	5,843,961

Money Market Funds - 2.2%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (g)	104,130,675	104,151,501
Fidelity Securities Lending Cash Central Fund 5.39% (g)(h)	28,232,541	28,235,364
TOTAL MONEY MARKET FUNDS (Cost $132,386,865)		132,386,865

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $4,732,023,040)	6,029,542,287
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(38,766,137)
NET ASSETS - 100.0%	5,990,776,150

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	1,832	Sep 2024	100,439,400	1,336,164	1,336,164

The notional amount of futures purchased as a percentage of Net Assets is 1.7%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $257,635,052 or 4.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)	Amount is stated in United States dollars unless otherwise noted.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,080,491.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	215,977,603	1,405,983,347	1,517,806,295	5,622,087	(3,154)	-	104,151,501	0.2%
Fidelity Securities Lending Cash Central Fund 5.39%	26,639,700	198,019,130	196,423,466	333,252	-	-	28,235,364	0.1%
Total	242,617,303	1,604,002,477	1,714,229,761	5,955,339	(3,154)	-	132,386,865

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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